Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Comprehensive income (loss):
Net earnings	$ 52,335	$ 5,747
Change in pension and postretirement benefits (net of income tax of $20,312 and $2,249, respectively)	(60,935)	6,782
Total	$ (8,600)	$ 12,529